UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principle
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     May 11, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $141,440 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2248    24045 SH       Sole                    22835              1210
AT&T Inc                       COM              00206R102     2373    77524 SH       Sole                    74711              2813
Abbott Labs                    COM              002824100     2145    43735 SH       Sole                    41355              2380
Activision Inc.                COM              00507V109     2075   189140 SH       Sole                   180580              8560
Amazon.com Inc                 COM              023135106     2177    12085 SH       Sole                    11540               545
Answers Corp Com               COM              03662X100      186    17920 SH       Sole                    17920
Applied Materials              COM              038222105     2180   139550 SH       Sole                   132410              7140
BHP Billiton Ltd.              COM              088606108     2288    23865 SH       Sole                    22615              1250
CME Group Inc Com              COM              12572Q105     1888     6260 SH       Sole                     5980               280
Cardinal Health Inc            COM              14149Y108     1853    45050 SH       Sole                    42900              2150
Caterpillar                    COM              149123101     2151    19315 SH       Sole                    18350               965
Charles Schwab New             COM              808513105     2033   112745 SH       Sole                   107315              5430
ChevronTexaco Corp             COM              166764100     2854    26551 SH       Sole                    24036              2515
Coca Cola                      COM              191216100     2221    33480 SH       Sole                    31805              1675
Compugen, Ltd.                 COM              M25722105      117    22853 SH       Sole                    22853
E.I. du Pont de Nemours and Co COM              263534109     2445    44473 SH       Sole                    42473              2000
Ebix Inc.                      COM              278715206     1739    73547 SH       Sole                    73547
Exxon Mobil Corporation        COM              30231G102     2827    33605 SH       Sole                    32425              1180
Finisar Corporation            COM              31787A101    11154   453400 SH       Sole                                     453400
General Electric               COM              369604103     2209   110182 SH       Sole                   105050              5132
General Mills Inc              COM              370334104     1600    43785 SH       Sole                    41740              2045
Google Inc Cl-A                COM              38259P508     1807     3080 SH       Sole                     2930               150
Health Care Select Sector      COM              81369y209      420    12700 SH       Sole                    12700
Heinz H J                      COM              423074103     2109    43190 SH       Sole                    41160              2030
Hewlett-Packard Co.            COM              428236103     1876    45780 SH       Sole                    43160              2620
Intel                          COM              458140100     2158   106935 SH       Sole                   102340              4595
International Business Machine COM              459200101     2624    16090 SH       Sole                    15290               800
Itex Corp Com Par $.01 New     COM              465647303      201    56403 SH       Sole                    56403
J P Morgan Chase & Co.         COM              46625H100     2087    45281 SH       Sole                    42816              2465
Johnson & Johnson              COM              478160104     2480    41849 SH       Sole                    39795              2054
Lowe's Companies               COM              548661107     2045    77370 SH       Sole                    74175              3195
MIPS Technologies Inc.         COM              604567107      136    13000 SH       Sole                    13000
Mako Surgical Corp Com         COM              560879108      863    35800 SH       Sole                    35800
McDonalds                      COM              580135101     2141    28133 SH       Sole                    26473              1660
Microsoft                      COM              594918104     2206    86882 SH       Sole                    83607              3275
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Neurogesx Inc Com              COM              641252101      143    35211 SH       Sole                    35211
Nike                           COM              654106103     1958    25870 SH       Sole                    24510              1360
Northern Oil & Gas Nev Com     COM              665531109      561    21000 SH       Sole                    21000
Orexigen Therapeutics, Inc.    COM              686164104      107    37700 SH       Sole                    37700
Pepsico                        COM              713448108     2297    35655 SH       Sole                    33004              2651
Petroleo Brasileiro S.A. - ADR COM              71654v101     1976    55596 SH       Sole                    53096              2500
Procter & Gamble               COM              742718109     2232    36240 SH       Sole                    34145              2095
Qualcomm Inc                   COM              747525103     2199    40105 SH       Sole                    38370              1735
Rigel Pharmaceuticals Inc.     COM              766559603      206    29000 SH       Sole                    29000
Schlumberger                   COM              806857108     2098    22495 SH       Sole                    21630               865
Solar Power Inc Com            COM              83490A100       95   179125 SH       Sole                   179125
Somaxon Pharmaceuticals Inc.   COM              834453102      218    77000 SH       Sole                    77000
Southwestern Energy Co         COM              845467109     1918    44643 SH       Sole                    42963              1680
St. Joe Company                COM              790148100      405    16138 SH       Sole                    16138
Swift Energy                   COM              870738101      384     9000 SH       Sole                                       9000
Tesla Motors Inc Com           COM              88160R101      218     7847 SH       Sole                     3139              4708
Teva Pharmaceutical - SP ADR   COM              881624209     2152    42900 SH       Sole                    40980              1920
Texas Instruments              COM              882508104     2395    69292 SH       Sole                    69292
Towerstream Corp Com           COM              892000100      127    32500 SH       Sole                    32500
United Parcel Service CL B     COM              911312106     2226    29945 SH       Sole                    28270              1675
United Technologies            COM              913017109      311     3676 SH       Sole                     3676
Visa Corp                      COM              92826c839     1877    25490 SH       Sole                    24360              1130
Walt Disney                    COM              254687106     2132    49471 SH       Sole                    46896              2575
Weatherford International Ltd. COM              h27013103     1616    71495 SH       Sole                    68225              3270
Wells Fargo                    COM              949746101     2091    65929 SH       Sole                    62309              3620
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     9217    51332 SH       Sole                    48120              3212
iShares MSCI EAFE Index        ETF              464287465      314     5225 SH       Sole                     5225
iShares MSCI EAFE Small Cap In ETF              464288273      441    10167 SH       Sole                     8538              1629
iShares MSCI Japan Index Fd    ETF              464286848    10153   984274 SH       Sole                   932399             51875
                                                                45     4400 SH       Other                    4400
iShares Tr S&P Midcap 400      ETF              464287507    15415   156167 SH       Sole                   149950              6217